Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2017	Jun. 13, 2016	Jun. 12, 2015
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000	400,000,000	300,000,000
Common stock, shares issued (in shares)	5,198,156	4,997,349	4,111,082
Common stock, shares outstanding (in shares)	5,198,156	4,997,349	4,111,082